Employee Benefit Costs - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Wages and salaries	£ 2,263	£ 2,553	£ 2,315
Social security costs	219	201	185
Other pension and retirement benefit costs	108	133	139
Share-based payments - equity and cash-settled	74	85	78
Employee benefit costs	£ 2,664	£ 2,972	£ 2,717